Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay Versus Performance
Tabular Disclosures of Pay and Performance
Our CEO is the principal executive officer (“PEO”). The following table sets forth information concerning the compensation of our PEO(s) and other NEOs for each of the years ending December 31, 2023, 2022, 2021 and 2020 as well as our financial performance for each year.

					Value of Initial Fixed $100 Investment Based On:

Year (a)	Summary Compensation Table Total for PEO ($) (b)	Compensation Actually Paid to PEO ($) (c)	Average Summary Compensation Table Total for Non-PEO NEO’s ($) (d)	Average Compensation Actually Paid to Non-PEO NEO’s ($) (e)	Total Shareholder Return ($) (f)	Peer Group Total Shareholder Return ($) (g)	Net Income (h) ($ in millions)	Adjusted EBITDA (i) ($ in millions)
2023	8,348,223	5,923,701	2,288,615	1,779,564	108	131	16	1,453
2022	6,302,542	159,239	3,694,426	(236,524)	149	131	179	1,466
2021	9,526,625	15,121,986	5,415,424	7,635,715	459	139	368	1,969
2020	9,066,419	10,617,549	3,717,051	4,332,808	256	114	607	1,809

Column (b)	Reflects compensation amounts reported in the “Summary Compensation Table” (“SCT”) for Tim L. Hingtgen, our CEO for 2023, 2022 and 2021 and Wayne T. Smith, our CEO for 2020.
Column (c)	“Compensation actually paid” (“CAP”) to our CEO in each of 2023, 2022, 2021 and 2020 (individually referred to as “Covered Year”) reflects the respective amounts set forth in column (b) of the table above, adjusted as set forth in the table below, as determined in accordance with SEC rules.

	2023	2022	2021	2020
CEO	Tim L. Hingtgen	Tim L. Hingtgen	Tim L. Hingtgen	Wayne T. Smith
Total Compensation per the SCT	$8,348,223	$6,302,542	$9,526,625	$9,066,419
Less: Stock and Option Award values reported in the SCT	($4,612,000)	($3,779,000)	($3,265,000)	($1,929,375)
Plus: Fair Value of Stock and Option Awards Granted during the Covered Year	$2,334,000	$1,620,000	$4,924,000	$2,958,750
Change in Fair Value of Outstanding Unvested Stock and Option Awards from Prior Years	($771,001)	($4,931,670)	$2,818,729	$1,721,475
Change in Fair Value of Stock and Option Awards from Prior Years that Vested in the Covered Year	$73,332	($24,582)	$1,200,313	$218,400
Less: Fair Value of Stock and Option Awards Forfeited during the Covered Year	($172,800)	($3,110)	($5,000)	($288,500)
Less: Aggregate Change in Actuarial Present Value of Defined Benefit Plans	($347,168)	($499,859)	($1,520,328)	($1,129,620)
Plus: Aggregate Service Cost and Prior Service Cost for Pension Plans	$1,071,115	$1,474,917	$1,442,647	-

Compensation Actually Paid	$5,923,701	$159,239	$15,121,986	$10,617,549

Column (d)	Reflects the average compensation amounts reported in the SCT for our Non-PEO NEOs.
Column (e)
The following
Non-PEO
NEOs are included in the average figures shown below:

2023 – Kevin J. Hammons, Lynn T. Simon, Kevin A. Stockton and Chad A. Campbell

2022 – Wayne T. Smith, Kevin J. Hammons, Lynn T. Simon, and Mark B. Medley

2021 – Wayne T. Smith, Kevin J. Hammons, Lynn T. Simon and Benjamin Fordham

2020 – Tim L. Hingtgen, Kevin J. Hammons, Benjamin Fordham and Lynn T. Simon

	2023	2022	2021	2020
Total Compensation per the SCT	$2,288,615	$3,694,426	$5,415,424	$3,717,051
Less: Stock and Option Award values reported in the SCT	($1,037,700)	($2,138,500)	($1,850,378)	($938,934)
Plus: Fair Value of Stock and Option Awards Granted during the Covered Year	$525,150	$917,325	$2,785,947	$1,437,441
Change in Fair Value of Outstanding Unvested Stock and Option Awards from Prior Years	($293,630)	($2,595,277)	$1,489,657	$672,792
Change in Fair Value of Stock and Option Awards from Prior Years that Vested in the Covered Year	$63,966	$86,796	$632,161	$84,144
Less: Fair Value of Stock and Option Awards Forfeited during the Covered Year	($32,400)	($90,820)	($57,500)	($68,470)
Less: Aggregate Change in Actuarial Present Value of Defined Benefit Plans	($56,263)	($440,806)	($1,002,492)	($978,380)
Plus: Aggregate Service Cost and Prior Service Cost for Pension Plans	$321,826	$330,333	$222,897	$407,164

Compensation Actually Paid	$1,779,564	($236,524)	$7,635,715	$4,332,808

Column (f)	Represents the cumulative total shareholder return for the Company for the measurement periods beginning December 31, 2019 and ending on December 31, 2023, 2022, 2021 and 2020, respectively.
Column (g)
Represents the cumulative total shareholder return of the Dow Jones U.S. Healthcare Index (“Peer Group Total Shareholder Return”) for the measurement periods beginning December 31, 2019 and ending on December 31, 2023, 2022, 2021 and 2020, respectively.

Column (h)	Reflects Net Income as included in the Company’s Annual Reports on Form 10-K for each of the years ended December 31, 2023, 2022, 2021 and 2020.
Column (i)
The Company-Selected Measure is Adjusted EBITDA, a
non-GAAP
financial measure. See Annex A —
Non-GAAP
Financial Measures for additional information regarding Adjusted EBITDA, including how Adjusted EBITDA is calculated from the Company’s financial statements.

Company Selected Measure Name	Adjusted EBITDA
Named Executive Officers, Footnote
The following
Non-PEO
NEOs are included in the average figures shown below:

2023 – Kevin J. Hammons, Lynn T. Simon, Kevin A. Stockton and Chad A. Campbell

2022 – Wayne T. Smith, Kevin J. Hammons, Lynn T. Simon, and Mark B. Medley

2021 – Wayne T. Smith, Kevin J. Hammons, Lynn T. Simon and Benjamin Fordham

2020 – Tim L. Hingtgen, Kevin J. Hammons, Benjamin Fordham and Lynn T. Simon

Peer Group Issuers, Footnote	Represents the cumulative total shareholder return of the Dow Jones U.S. Healthcare Index (“Peer Group Total Shareholder Return”) for the measurement periods beginning December 31, 2019 and ending on December 31, 2023, 2022, 2021 and 2020, respectively.
PEO Total Compensation Amount	$ 8,348,223	$ 6,302,542	$ 9,526,625	$ 9,066,419
PEO Actually Paid Compensation Amount	$ 5,923,701	159,239	15,121,986	10,617,549
Adjustment To PEO Compensation, Footnote	“Compensation actually paid” (“CAP”) to our CEO in each of 2023, 2022, 2021 and 2020 (individually referred to as “Covered Year”) reflects the respective amounts set forth in column (b) of the table above, adjusted as set forth in the table below, as determined in accordance with SEC rules.

	2023	2022	2021	2020
CEO	Tim L. Hingtgen	Tim L. Hingtgen	Tim L. Hingtgen	Wayne T. Smith
Total Compensation per the SCT	$8,348,223	$6,302,542	$9,526,625	$9,066,419
Less: Stock and Option Award values reported in the SCT	($4,612,000)	($3,779,000)	($3,265,000)	($1,929,375)
Plus: Fair Value of Stock and Option Awards Granted during the Covered Year	$2,334,000	$1,620,000	$4,924,000	$2,958,750
Change in Fair Value of Outstanding Unvested Stock and Option Awards from Prior Years	($771,001)	($4,931,670)	$2,818,729	$1,721,475
Change in Fair Value of Stock and Option Awards from Prior Years that Vested in the Covered Year	$73,332	($24,582)	$1,200,313	$218,400
Less: Fair Value of Stock and Option Awards Forfeited during the Covered Year	($172,800)	($3,110)	($5,000)	($288,500)
Less: Aggregate Change in Actuarial Present Value of Defined Benefit Plans	($347,168)	($499,859)	($1,520,328)	($1,129,620)
Plus: Aggregate Service Cost and Prior Service Cost for Pension Plans	$1,071,115	$1,474,917	$1,442,647	-

Compensation Actually Paid	$5,923,701	$159,239	$15,121,986	$10,617,549

Non-PEO NEO Average Total Compensation Amount	$ 2,288,615	3,694,426	5,415,424	3,717,051
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,779,564	(236,524)	7,635,715	4,332,808
Adjustment to Non-PEO NEO Compensation Footnote

	2023	2022	2021	2020
Total Compensation per the SCT	$2,288,615	$3,694,426	$5,415,424	$3,717,051
Less: Stock and Option Award values reported in the SCT	($1,037,700)	($2,138,500)	($1,850,378)	($938,934)
Plus: Fair Value of Stock and Option Awards Granted during the Covered Year	$525,150	$917,325	$2,785,947	$1,437,441
Change in Fair Value of Outstanding Unvested Stock and Option Awards from Prior Years	($293,630)	($2,595,277)	$1,489,657	$672,792
Change in Fair Value of Stock and Option Awards from Prior Years that Vested in the Covered Year	$63,966	$86,796	$632,161	$84,144
Less: Fair Value of Stock and Option Awards Forfeited during the Covered Year	($32,400)	($90,820)	($57,500)	($68,470)
Less: Aggregate Change in Actuarial Present Value of Defined Benefit Plans	($56,263)	($440,806)	($1,002,492)	($978,380)
Plus: Aggregate Service Cost and Prior Service Cost for Pension Plans	$321,826	$330,333	$222,897	$407,164

Compensation Actually Paid	$1,779,564	($236,524)	$7,635,715	$4,332,808

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table
Listed below, in no specific order, are the performance measures which in our assessment represent the most important measures we used to link compensation actually paid to our NEOs for 2023 to the Company’s performance:
Adjusted EBITDA
 - - - - -
Cumulative Consolidated Adjusted EBITDA Growth
 - - - - -
Net Revenues
 - - - - -
Consolidated Adjusted EBITDA Margin Improvement
 - - - - -
Adjusted (Loss) Earnings per Share

Total Shareholder Return Amount	$ 108	149	459	256
Peer Group Total Shareholder Return Amount	131	131	139	114
Net Income (Loss)	$ 16,000,000	$ 179,000,000	$ 368,000,000	$ 607,000,000
Company Selected Measure Amount	1,453,000,000	1,466,000,000	1,969,000,000	1,809,000,000
Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted EBITDA
Non-GAAP Measure Description	The Company-Selected Measure is Adjusted EBITDA, a
non-GAAP
financial measure. See Annex A —
Non-GAAP
	Financial Measures for additional information regarding Adjusted EBITDA, including how Adjusted EBITDA is calculated from the Company’s financial statements.
Measure:: 2
Pay vs Performance Disclosure
Name	Cumulative Consolidated Adjusted EBITDA Growth
Measure:: 3
Pay vs Performance Disclosure
Name	Net Revenues
Measure:: 4
Pay vs Performance Disclosure
Name	Consolidated Adjusted EBITDA Margin Improvement
Measure:: 5
Pay vs Performance Disclosure
Name	Adjusted (Loss) Earnings per Share
Tim Hingtgen [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 8,348,223	$ 6,302,542	$ 9,526,625
PEO Actually Paid Compensation Amount	$ 5,923,701	$ 159,239	$ 15,121,986
PEO Name	Tim L. Hingtgen	Tim L. Hingtgen	Tim L. Hingtgen
Wayne Smith [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount				$ 9,066,419
PEO Actually Paid Compensation Amount				$ 10,617,549
PEO Name				Wayne T. Smith
PEO | Tim Hingtgen [Member] | Stock and Option Award values reported in the SCT [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (4,612,000)	$ (3,779,000)	$ (3,265,000)
PEO | Tim Hingtgen [Member] | Fair Value of Stock and Option Awards Granted during the Covered Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,334,000	1,620,000	4,924,000
PEO | Tim Hingtgen [Member] | Change in Fair Value of Outstanding Unvested Stock and Option Awards from Prior Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(771,001)	(4,931,670)	2,818,729
PEO | Tim Hingtgen [Member] | Change in Fair Value of Stock and Option Awards from Prior Years that Vested in the Covered Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	73,332	(24,582)	1,200,313
PEO | Tim Hingtgen [Member] | Fair Value of Stock and Option Awards Forfeited during the Covered Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(172,800)	(3,110)	(5,000)
PEO | Tim Hingtgen [Member] | Aggregate Change in Actuarial Present Value of Defined Benefit Plans [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(347,168)	(499,859)	(1,520,328)
PEO | Tim Hingtgen [Member] | Aggregate Service Cost and Prior Service Cost for Pension Plans [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,071,115	1,474,917	1,442,647
PEO | Wayne Smith [Member] | Stock and Option Award values reported in the SCT [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				$ (1,929,375)
PEO | Wayne Smith [Member] | Fair Value of Stock and Option Awards Granted during the Covered Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				2,958,750
PEO | Wayne Smith [Member] | Change in Fair Value of Outstanding Unvested Stock and Option Awards from Prior Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				1,721,475
PEO | Wayne Smith [Member] | Change in Fair Value of Stock and Option Awards from Prior Years that Vested in the Covered Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				218,400
PEO | Wayne Smith [Member] | Fair Value of Stock and Option Awards Forfeited during the Covered Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				(288,500)
PEO | Wayne Smith [Member] | Aggregate Change in Actuarial Present Value of Defined Benefit Plans [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				(1,129,620)
Non-PEO NEO | Stock and Option Award values reported in the SCT [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,037,700)	(2,138,500)	(1,850,378)	(938,934)
Non-PEO NEO | Fair Value of Stock and Option Awards Granted during the Covered Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	525,150	917,325	2,785,947	1,437,441
Non-PEO NEO | Change in Fair Value of Outstanding Unvested Stock and Option Awards from Prior Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(293,630)	(2,595,277)	1,489,657	672,792
Non-PEO NEO | Change in Fair Value of Stock and Option Awards from Prior Years that Vested in the Covered Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	63,966	86,796	632,161	84,144
Non-PEO NEO | Fair Value of Stock and Option Awards Forfeited during the Covered Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(32,400)	(90,820)	(57,500)	(68,470)
Non-PEO NEO | Aggregate Change in Actuarial Present Value of Defined Benefit Plans [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(56,263)	(440,806)	(1,002,492)	(978,380)
Non-PEO NEO | Aggregate Service Cost and Prior Service Cost for Pension Plans [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 321,826	$ 330,333	$ 222,897	$ 407,164